Schedule of Segment Reporting Significant Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Salaries and employee compensation benefits	$ 15	$ 415
Professional fees	315	397
Insurance expenses	110	124
Board of directors’ fees	39	81
Total	$ 479	$ 1,017	$ 4,075	$ 7,216